Note 16 - Related Party Transactions	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
16	Related party transactions
The Company did not enter into any transactions with related parties during years ended December 31, 2016, 2015 and 2014.